Note 3 - Loans 1 (Details Textual)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Agricultural Sector [Member]
Financing Receivable, before Allowance for Credit Loss, to Total, Percent	16.00%	16.00%	15.00%